17. Taxes Payable	12 Months Ended
Dec. 31, 2017
Taxes Payable
Taxes Payable

	2017	2016

ICMS	131,125	105,160
PIS and COFINS	27,065	25,287
PERT (*)	19,584	-
Value-Added Tax (IVA) of subsidiaries Oxiteno Mexico, Oxiteno USA, Oxiteno Andina and Oxiteno Uruguay	17,992	16,148
ISS	11,211	8,074
Others	18,852	16,364

	225,829	171,033

(*) Refers to federal tax debits of the subsidiary IPP that were included in the Special Program of Tax Regularization (PERT).